Quarterly Holdings Report
for

Fidelity® Japan Smaller Companies Fund

July 31, 2020

JSC-QTLY-0920
1.804823.116

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value
COMMUNICATION SERVICES - 3.9%
Entertainment - 0.9%
Daiichikosho Co. Ltd.	202,900	$5,453,219
Interactive Media & Services - 3.0%
Dip Corp.	205,000	3,851,920
Yahoo! Japan Corp.	2,545,000	13,533,641
		17,385,561

TOTAL COMMUNICATION SERVICES		22,838,780

CONSUMER DISCRETIONARY - 18.4%
Auto Components - 3.0%
Bridgestone Corp.	184,900	5,446,331
DaikyoNishikawa Corp.	798,900	3,335,825
Sumitomo Electric Industries Ltd.	789,500	8,820,785
		17,602,941
Automobiles - 1.3%
Isuzu Motors Ltd.	901,000	7,349,010
Distributors - 4.3%
Central Automotive Products Ltd.	845,500	16,933,163
PALTAC Corp.	161,000	8,699,825
		25,632,988
Hotels, Restaurants & Leisure - 1.2%
Curves Holdings Co. Ltd. (a)	882,000	4,274,394
Koshidaka Holdings Co. Ltd. (b)	817,000	2,562,411
		6,836,805
Internet & Direct Marketing Retail - 1.0%
Aucnet, Inc.	575,000	6,127,250
Specialty Retail - 6.9%
Arc Land Sakamoto Co. Ltd.	648,700	11,968,363
Fuji Corp.	340,600	6,238,944
Nitori Holdings Co. Ltd.	64,600	14,139,927
Workman Co. Ltd.	90,000	8,451,183
		40,798,417
Textiles, Apparel & Luxury Goods - 0.7%
Hagihara Industries, Inc.	323,400	4,078,589

TOTAL CONSUMER DISCRETIONARY		108,426,000

CONSUMER STAPLES - 8.4%
Food & Staples Retailing - 3.9%
Jm Holdings Co. Ltd.	253,400	8,773,426
Kirindo Holdings Co. Ltd.	301,100	7,651,589
San-A Co. Ltd.	179,000	6,713,240
		23,138,255
Food Products - 4.5%
Kotobuki Spirits Co. Ltd.	100,000	2,971,045
Meiji Holdings Co. Ltd.	105,000	8,245,069
Morinaga & Co. Ltd.	214,700	7,778,324
S Foods, Inc.	302,700	7,217,560
		26,211,998

TOTAL CONSUMER STAPLES		49,350,253

ENERGY - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
Idemitsu Kosan Co. Ltd.	272,000	5,665,939
San-Ai Oil Co. Ltd.	865,800	6,960,425
		12,626,364
FINANCIALS - 4.8%
Banks - 1.0%
Shinsei Bank Ltd.	533,300	6,024,828
Diversified Financial Services - 1.1%
ORIX Corp.	456,800	4,940,346
Ricoh Leasing Co. Ltd.	60,800	1,526,677
		6,467,023
Insurance - 2.7%
Lifenet Insurance Co. (a)(b)	300,000	3,641,774
T&D Holdings, Inc.	909,000	7,482,420
Tokio Marine Holdings, Inc.	114,500	4,834,759
		15,958,953

TOTAL FINANCIALS		28,450,804

HEALTH CARE - 6.4%
Health Care Equipment & Supplies - 2.9%
Medikit Co. Ltd.	278,200	9,237,854
Nagaileben Co. Ltd.	21,500	538,033
Paramount Bed Holdings Co. Ltd.	168,900	7,188,083
		16,963,970
Health Care Providers & Services - 1.1%
A/S One Corp.	62,000	6,583,345
Pharmaceuticals - 2.4%
Santen Pharmaceutical Co. Ltd.	495,000	8,323,650
Shionogi & Co. Ltd.	102,000	6,068,079
		14,391,729

TOTAL HEALTH CARE		37,939,044

INDUSTRIALS - 24.2%
Air Freight & Logistics - 2.6%
AIT Corp.	703,220	6,018,774
SG Holdings Co. Ltd.	255,000	9,322,658
		15,341,432
Building Products - 1.4%
Sekisui Jushi Corp.	457,700	8,556,878
Commercial Services & Supplies - 2.6%
Aeon Delight Co. Ltd.	178,800	5,362,902
ProNexus, Inc.	301,923	3,168,830
Secom Joshinetsu Co. Ltd.	213,000	6,640,215
		15,171,947
Construction & Engineering - 1.7%
Hokuriku Electrical Construction Co. Ltd.	674,600	5,741,955
Mirait Holdings Corp. (b)	315,000	4,320,816
		10,062,771
Electrical Equipment - 1.1%
Aichi Electric Co. Ltd.	173,100	3,744,736
Denyo Co. Ltd.	162,600	2,963,066
		6,707,802
Machinery - 3.0%
CKD Corp. (b)	404,000	7,659,799
Kawasaki Heavy Industries Ltd.	255,000	3,477,344
Kito Corp.	300,000	3,123,140
Nitto Kohki Co. Ltd.	188,900	3,619,000
		17,879,283
Marine - 1.2%
Nippon Concept Corp.	645,000	7,202,211
Professional Services - 3.0%
Funai Soken Holdings, Inc.	161,480	3,386,572
Persol Holdings Co., Ltd.	500,000	6,319,966
Yamada Consulting Group Co. Ltd.	772,700	8,175,561
		17,882,099
Trading Companies & Distributors - 6.5%
Inaba Denki Sangyo Co. Ltd.	461,400	10,570,072
Itochu Corp.	345,000	7,564,582
Mitani Shoji Co. Ltd.	113,100	6,998,300
Tsubakimoto Kogyo Co. Ltd.	182,000	4,900,099
Yuasa Trading Co. Ltd.	305,800	8,120,578
		38,153,631
Transportation Infrastructure - 1.1%
Kamigumi Co. Ltd.	342,000	6,196,741

TOTAL INDUSTRIALS		143,154,795

INFORMATION TECHNOLOGY - 14.7%
Electronic Equipment & Components - 2.8%
Amano Corp.	460,200	8,629,701
Dexerials Corp.	906,500	8,143,985
		16,773,686
IT Services - 7.2%
Argo Graphics, Inc.	151,200	4,620,774
GMO Internet, Inc.	435,000	12,533,655
IT Holdings Corp.	210,000	4,507,298
Otsuka Corp.	192,000	9,903,358
TKC Corp.	202,200	11,117,132
		42,682,217
Semiconductors & Semiconductor Equipment - 1.5%
Renesas Electronics Corp. (a)	1,635,000	8,927,590
Software - 1.6%
Oracle Corp. Japan	76,200	9,127,731
Technology Hardware, Storage & Peripherals - 1.6%
Elecom Co. Ltd.	186,500	9,196,826

TOTAL INFORMATION TECHNOLOGY		86,708,050

MATERIALS - 8.7%
Chemicals - 6.8%
C. Uyemura & Co. Ltd.	136,400	8,027,698
Lintec Corp.	368,000	8,506,882
Mitsubishi Chemical Holdings Corp.	1,404,800	7,547,744
Nihon Parkerizing Co. Ltd.	530,000	5,117,000
SK Kaken Co. Ltd.	31,700	11,229,984
		40,429,308
Construction Materials - 1.3%
Taiheiyo Cement Corp.	343,500	7,454,950
Metals & Mining - 0.6%
JFE Holdings, Inc.	547,000	3,590,448

TOTAL MATERIALS		51,474,706

REAL ESTATE - 1.8%
Real Estate Management & Development - 1.8%
Century21 Real Estate Japan Ltd.	415,400	4,418,690
Kenedix, Inc.	1,390,000	6,316,093
		10,734,783
UTILITIES - 1.4%
Gas Utilities - 1.4%
Tokyo Gas Co. Ltd.	375,200	7,966,286
TOTAL COMMON STOCKS
(Cost $460,210,853)		559,669,865

Investment Companies - 1.6%
iShares MSCI Japan ETF
(Cost $8,278,887)	173,500	9,426,255

Money Market Funds - 3.9%
Fidelity Cash Central Fund 0.14% (c)	21,095,902	21,102,231
Fidelity Securities Lending Cash Central Fund 0.13% (c)(d)	1,890,830	1,891,019
TOTAL MONEY MARKET FUNDS
(Cost $22,991,358)		22,993,250
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $491,481,098)		592,089,370
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(1,478,426)
NET ASSETS - 100%		$590,610,944

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$165,136
Fidelity Securities Lending Cash Central Fund	62,819
Total	$227,955

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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